CONSOLIDATED BALANCE SHEETS (Parenthetical)(VIE)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company	$ 188,259,934	1,168,077,588	753,432,666